Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 31, 2016
Supplement [Text Block]	wf_SupplementTextBlock
Supplement dated February 1, 2017 to the Wilmington Funds (the “Trust”)
Prospectus dated August 31, 2016 ( the “Prospectus”)

As of January 31, 2017, all references to Wilmington Multi-Manager Alternatives Fund in the Prospectus are hereby deleted.
Wilmington Global Alpha Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf_SupplementTextBlock
Supplement dated February 1, 2017 to the Wilmington Funds (the “Trust”)
Prospectus dated August 31, 2016 ( the “Prospectus”)

As of January 31, 2017, all references to Wilmington Multi-Manager Alternatives Fund in the Prospectus are hereby deleted.